GOODWILL AND INTANGIBLE ASSETS, NET (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Changes in goodwill by business segment
Balance at the beginning of the period, goodwill gross	$ 997.7	$ 1,015.9
Balance at the beginning of the period, accumulated impairment on goodwill	(504.8)	(504.8)	(504.8)
Balance at the beginning of the period, goodwill net	492.9	511.1
Acquisitions	829.5	2.8
Foreign exchange effect and other	(89.5)	(21.0)
Balance at the end of the period, goodwill gross	1,737.7	997.7
Balance at the end of the period, goodwill net	1,232.9	492.9
Aerial Work Platforms
Changes in goodwill by business segment
Balance at the beginning of the period, goodwill gross	149.6	150.7
Balance at the beginning of the period, accumulated impairment on goodwill	(42.8)	(42.8)	(42.8)
Balance at the beginning of the period, goodwill net	106.8	107.9
Acquisitions	6.2	0
Foreign exchange effect and other	(1.1)	(1.1)
Balance at the end of the period, goodwill gross	154.7	149.6
Balance at the end of the period, goodwill net	111.9	106.8
Construction
Changes in goodwill by business segment
Balance at the beginning of the period, goodwill gross	438.8	438.8
Balance at the beginning of the period, accumulated impairment on goodwill	(438.8)	(438.8)	(438.8)
Balance at the beginning of the period, goodwill net	0	0
Acquisitions	0	0
Foreign exchange effect and other	0	0
Balance at the end of the period, goodwill gross	438.8	438.8
Balance at the end of the period, goodwill net	0	0
Cranes
Changes in goodwill by business segment
Balance at the beginning of the period, goodwill gross	191.2	201.4
Balance at the beginning of the period, accumulated impairment on goodwill	0	0	0
Balance at the beginning of the period, goodwill net	191.2	201.4
Acquisitions	0	2.8
Foreign exchange effect and other	(5.7)	(13.0)
Balance at the end of the period, goodwill gross	185.5	191.2
Balance at the end of the period, goodwill net	185.5	191.2
Material Handling & Port Solutions [Member]
Changes in goodwill by business segment
Balance at the beginning of the period, goodwill gross	21.2	22.7
Balance at the beginning of the period, accumulated impairment on goodwill	0	0	0
Balance at the beginning of the period, goodwill net	21.2	22.7
Acquisitions	821.5	0
Foreign exchange effect and other	(82.0)	(1.5)
Balance at the end of the period, goodwill gross	760.7	21.2
Balance at the end of the period, goodwill net	760.7	21.2
Materials Processing
Changes in goodwill by business segment
Balance at the beginning of the period, goodwill gross	196.9	202.3
Balance at the beginning of the period, accumulated impairment on goodwill	(23.2)	(23.2)	(23.2)
Balance at the beginning of the period, goodwill net	173.7	179.1
Acquisitions	1.8	0
Foreign exchange effect and other	(0.7)	(5.4)
Balance at the end of the period, goodwill gross	198.0	196.9
Balance at the end of the period, goodwill net	$ 174.8	$ 173.7